Balance Sheets - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash	$ 16,384	$ 101,953
Accounts Receivable	57,549	97,245
Inventories	367,367	122,175
Prepaid Expense and other assets	190,015	60,588
Total Current Assets	631,315	381,961
Fixed Assets, net	196,479	158,110
Intangibles, net	73,183	53,355
Total Assets	900,977	593,426
Current Liabilities:
Accounts Payable	2,194,518	1,062,108
Accrued Expenses	3,066,379	2,057,957
Short-term notes payable net of discounts of $194,097 and $0 (See Note 4)	937,424	280,000
Deferred Revenue	5,000	69,000
Total Current Liabilities	6,203,321	3,469,065
Accrued Expenses	213,883	331,216
Liability for equity-linked financial instruments (See Note 8)		11,599
Total Liabilities	6,417,204	3,811,880
Stockholders’ Deficit:
Series A Convertible Preferred Stock, $.01 par value, $100 Stated Value, 10,000,000 authorized, 20,550 outstanding	206
Common Stock, $.01 par value, 10,666,667 authorized, 3,092,766 and 2,932,501 outstanding	30,927	29,325
Additional paid-in capital	30,093,745	25,449,636
Deficit accumulated during development stage	(35,641,105)	(28,697,415)
Total Stockholders' Deficit	(5,516,227)	(3,218,454)
Total Liabilities and Stockholders' Deficit	$ 900,977	$ 593,426